UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 8, 2012

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		36

FORM 13F Information Table Value Total:	$22,959,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1442    33867 SH       SOLE                    33867
ASML Holding N V ADR           COM              N07059111     1129    21957 SH       SOLE                    21957
Altria Group, Inc.             COM              718154107      599    17351 SH       SOLE                    17351
Anadarko Petroleum             COM              032511107      736    11112 SH       SOLE                    11112
Apple Computing                COM              037833100     2988     5116 SH       SOLE                     5116
Bio Reference Lab              COM              09057G602      688    26176 SH       SOLE                    26176
Blue Earth Refineries          COM              G11999102       27    91213 SH       SOLE                    91213
CR Bard                        COM              067383109      203     1889 SH       SOLE                     1889
Catalyst Pharmaceuticals       COM              14888U101       50    94522 SH       SOLE                    94522
China XD Plastics              COM              16948F107      527   115070 SH       SOLE                   115070
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
Harvest Natural Resourses      COM              41754V103      709    82935 SH       SOLE                    82935
Helen of Troy Limited          COM              G4388N106      263     7750 SH       SOLE                     7750
IBM                            COM              459200101      907     4639 SH       SOLE                     4639
Intel Corp.                    COM              458140100     1151    43205 SH       SOLE                    43205
KHD Humboldt Wedag             COM              D4024H102      188    31245 SH       SOLE                    31245
MFC Industrial                 COM              55278T105     2014   298810 SH       SOLE                   298810
Mattson Technology             COM              577223100      732   418038 SH       SOLE                   418038
Microsoft                      COM              594918104      213     6965 SH       SOLE                     6965
Motor Car Parts                COM              620071100      373    83065 SH       SOLE                    83065
Multiband                      COM              62544X209      291   122115 SH       SOLE                   122115
Mymetics Corp                  COM              62856A102        8   188682 SH       SOLE                   188682
Nanometrics                    COM              630077105      860    55980 SH       SOLE                    55980
O2 Micro                       COM              67107W100      389    88107 SH       SOLE                    88107
PepsiCo, Inc.                  COM              713448108      259     3669 SH       SOLE                     3669
Philip Morris International    COM              718172109      486     5566 SH       SOLE                     5566
QUALCOMM                       COM              747525103     1074    19287 SH       SOLE                    19287
Rudolph Technologies           COM              781270103      473    54260 SH       SOLE                    54260
STEC                           COM              784774101      245    31454 SH       SOLE                    31454
Sandridge Energy               COM              80007P307     1017   152032 SH       SOLE                   152032
Sigma Design                   COM              826565103      171    26736 SH       SOLE                    26736
Stifel Financial Corp.         COM              860630102      274     8870 SH       SOLE                     8870
Valeant Pharmaceuticals        COM              91911K102      672    15005 SH       SOLE                    15005
Walgreens                      COM              931422109      215     7255 SH       SOLE                     7255
Yum Brands, Inc                COM              988498101      376     5843 SH       SOLE                     5843
Zoltek                         COM              98975W104     1210   134030 SH       SOLE                   134030